NVIT BNY Mellon Dynamic US Equity Income Fund Expense Example - NVIT BNY Mellon Dynamic US Equity Income Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,062
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	1,346
Class X Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	908
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	764
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	$ 1,203